CONDENSED BALANCE SHEETS (Parenthetical) - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Current liabilities:
Convertible notes payable, net of discounts	$ 278,228	$ 0	$ 30,010
Stockholders' equity (deficit):
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, authorized shares	10,000,000	10,000,000	10,000,000
Preferred stock, issued shares			2,000,000
Preferred stock, outstanding shares			2,000,000
Common stock, par value	$ 0.00001	$ 0.00001	$ 0.00001
Common stock, authorized shares	1,000,000,000	1,000,000,000	1,000,000,000
Common stock, issued shares	49,216,810	5,652,410	2,551,363
Common stock, outstanding shares	49,216,810	5,652,410	2,551,363
Subscriptions payable, shares	0	276,960	254,703
Series A Convertible Preferred Stock
Stockholders' equity (deficit):
Preferred stock, par value	$ 0.001	$ 0.001	$ 0
Preferred stock, authorized shares	2,000,000	2,000,000	0
Preferred stock, issued shares	2,000,000	2,000,000	0
Preferred stock, outstanding shares	2,000,000	2,000,000	0
Series B Convertible Preferred Stock
Stockholders' equity (deficit):
Preferred stock, par value	$ 0.001	$ 0.001	$ 0
Preferred stock, authorized shares	1,000,000	1,000,000	0
Preferred stock, issued shares	133,780	150,000	0
Preferred stock, outstanding shares	133,780	150,000	0